Fair value measurements and the fair value option (Tables)	12 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets Measured on Recurring Basis
This hierarchy requires the use of observable market data when available and to minimize the use of unobservable inputs when determining fair value. The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis:

	Fair value measurement at reporting date using
(in thousands)	(Level 1)	(Level 2)	(Level 3)
June 30, 2021:
Assets:
Equity investment in VericiDx	$9,295	$—	$—
June 30, 2020:
Assets:
Cash equivalents (Money Market Fund)	$500	$—	$—
U.S. Treasury Bills	982	—	—

Total	$1,482	$—	$—
June 30, 2019
Assets:
Cash equivalents (U.S. Treasury Bills - Maturity < 90 Days)	$996	$—	$—
U.S. Treasury Bills	$994	$—	$—

Total	$1,990	$—	$—